ACCRUED EXPENSES AND OTHER PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER PAYABLES
Payables for purchase of property, equipment and software	¥ 1,148,742	$ 176,052	¥ 554,693
Payroll and welfare payables	204,732	31,377	179,195
Amounts due to the original shareholders for acquired entities	66,466	10,186
Payables for acquisitions	47,805	7,326	47,805
Accrued service fees	47,572	7,291	52,746
Payables for office supplies and utilities	38,485	5,898	24,562
Interest payables	37,799	5,793	58,961
Value-added tax and other taxes payable	10,473	1,605	14,523
Others	29,489	4,520	46,450
Accrued expenses and other payables	¥ 1,631,563	$ 250,048	¥ 978,935